Document and Entity Information (USD $)	12 Months Ended
	Jan. 03, 2015	Feb. 16, 2015	Jul. 05, 2014
Document and Entity Information
Entity Registrant Name	Fossil Group, Inc.
Entity Central Index Key	0000883569
Document Type	8-K
Document Period End Date	Jan. 03, 2015
Amendment Flag	false
Current Fiscal Year End Date	--01-03
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float			$ 5,007,626,160
Entity Common Stock, Shares Outstanding		50,379,206
Document Fiscal Year Focus	2014
Document Fiscal Period Focus	FY